NOTE 20 EQUITY (Details 5)	12 Months Ended
Dec. 31, 2020 $ / shares shares
Statement [Line Items]
Number of warrants | shares	2,303,900
Weighted average exercise price ($C) | $ / shares	$ 0.13
Weighted average remaining life (in years)	1 year 6 months 14 days
Agent Share Purchase Warrants 1
Statement [Line Items]
Number of warrants | shares	363,900
Weighted average exercise price ($C) | $ / shares	$ 0.16
Weighted average remaining life (in years)	3 months
Expiry date	April 2, 2021
Agent Share Purchase Warrants 2
Statement [Line Items]
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.16
Weighted average remaining life (in years)	4 months 2 days
Expiry date	May 3, 2021
Agent Share Purchase Warrants 3
Statement [Line Items]
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.10
Weighted average remaining life (in years)	1 year 3 months 14 days
Expiry date	April 16, 2022
Agent Share Purchase Warrants 4
Statement [Line Items]
Number of warrants | shares	60,000
Weighted average exercise price ($C) | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 6 months 14 days
Expiry date	July 15, 2022
Agent Share Purchase Warrants 5
Statement [Line Items]
Number of warrants | shares	1,760,000
Weighted average exercise price ($C) | $ / shares	$ 0.12
Weighted average remaining life (in years)	1 year 10 months 9 days
Expiry date	November 9, 2022